Summary of Significant Accounting Policies (Details) - Schedule of Company’s Subsidiaries	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
LeddarTech USA Inc [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation and operation	U.S.
Proportion of ownership interest held by the Company	100.00%	100.00%
LeddarTech (Shenzhen) Sensing Technology Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation and operation	China
Proportion of ownership interest held by the Company	100.00%	100.00%
Vayavision Sensing, Ltd. (“Vayavision”) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation and operation	Israel
Proportion of ownership interest held by the Company	60.00%	60.00%
LeddarTech Germany GmbH [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation and operation	Germany
Proportion of ownership interest held by the Company	100.00%	100.00%
LeddarTech Holdings Inc. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation and operation	Canada
Proportion of ownership interest held by the Company	100.00%